Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,319,453	$ 846,593
Restricted cash	116,866
Accounts receivable, net	6,309,476	55,543,017
Inventories		14,362
Contract costs	1,799,951	2,502,678
Advance to suppliers	36,478	3,205,098
Prepaid expenses and other current assets, net	1,323,636	792,732
Total current assets	11,927,216	76,492,016
Non-current assets:
Property and equipment, net	141,805	1,867,736
Intangible assets, net	114,442	143,370
Long-term investments		2,497,594
Right of use assets	61,981	833,030
Prepaid expenses and other non-current assets	3,655,687	3,677,728
Total non-current assets	3,973,915	9,019,458
TOTAL ASSETS	15,901,131	85,511,474
Current liabilities:
Short-term borrowings	29,214,396	32,879,865
Accounts payable	39,197,211	27,131,439
Deferred revenue	2,842,878	2,385,228
Convertible loans	2,006,119	216,756
Accrued expenses and other current liabilities	29,917,735	23,289,453
Lease liabilities, current	40,098	483,658
Total current liabilities	103,288,441	86,603,467
Non-current liabilities:
Accrued liabilities, non-current	8,469,103	7,043,185
Long-term borrowing	1,387,082
Lease liabilities, non-current	18,390	295,962
Total non-current liabilities	17,476,618	14,675,980
TOTAL LIABILITIES	120,765,059	101,279,447
Commitments and Contingencies
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 31,949,038 shares and 55,235,284 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	2,762	1,598
Preferred shares (par value of $0.00005 per share; 3,700,000 preferred shares authorized as of December 31, 2024 and 2025, respectively; 3,700,000 preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)	185	185
Additional paid-in capital	130,134,778	115,745,140
Statutory reserve	237,486	237,486
Accumulated deficit	(226,559,555)	(125,338,509)
Accumulated other comprehensive loss	(4,370,415)	(2,848,314)
XIAO-I CORPORATION shareholders’ deficit	(100,554,759)	(12,202,414)
Non-controlling interests	(4,309,169)	(3,565,559)
Total shareholders’ deficit	(104,863,928)	(15,767,973)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	15,901,131	85,511,474
Related Party
Current assets:
Amounts due from related parties, current	21,356	13,587,536
Current liabilities:
Amount due to related parties, current	70,004	217,068
Non-current liabilities:
Amount due to related parties, non-current	$ 7,602,043	$ 7,336,833